Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Deposits

The following table summarizes the Company’s deposits as of December 31:

(Dollar amounts in thousands)	2013		2012

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$124,777	10.2%	$109,964	9.3%
NOW account deposits	234,163	19.2%	223,736	19.0%
Money Market deposits	39,688	3.2%	39,255	3.3%
Passbook account deposits	178,412	14.6%	173,343	14.7%
Time deposits	645,727	52.8%	631,759	53.7%

	$1,222,767	100.0%	$1,178,057	100.0%

Schedule of Deposits of Time Deposits Maturity

(Dollar amounts in thousands)	2013		2012

Type of accounts	Amount	%	Amount	%

Time deposits mature as follows:

Within one year	$437,731	67.8%	$375,862	59.6%
After one year through two years	115,976	18.0%	118,333	18.7%
After two years through three years	60,045	9.3%	78,492	12.4%
After three years through four years	16,393	2.5%	36,920	5.8%
After four years through five years	10,871	1.7%	17,106	2.7%
Thereafter	4,711	0.7%	5,046	0.8%

	$645,727	100.0%	$631,759	100.0%

Schedule of Interest Expense by Type of Deposit Account

Interest expense by type of deposit account for the years ended December 31, 2013, 2012 and 2011 is as follows:

(Dollar amounts in thousands)	2013	2012	2011

NOW account deposits	$232	$298	$556

Money Market deposits	34	47	103

Passbook account deposits	89	156	372

Time deposits	7,017	8,824	10,923

	$7,372	$9,325	$11,954